UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Restructuring Capital Associates, L.P.

Address: 2 Stamford Plaza, Suite 1501
         281 Tresser Boulevard
         Stamford, CT 06901

13F File Number: 028-14250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Warren M. Frank
Title:  Authorized Person
Phone:  (203) 353-3101


Signature, Place and Date of Signing:

/s/ Warren M. Frank                 Stamford, CT            May 15, 2013
-------------------------      ---------------------    ----------------------
        [Signature]                  [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:       $199,998
                                             (in thousands)


List of Other Included Managers:  NONE


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

                                                  FORM 13F INFORMATION TABLE
                                                        March 31, 2013



COLUMN 1                      COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8

                              TITLE                      VALUE      SHRS OR SH/ PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP     (X$1000)     PRN AMT PRN CALL   DISCRETION  MANAGERS    SOLE    SHARED  NONE
--------------               ---------      ------    ---------    -----------------  ----------- ---------   -----   ------- -----

ACCURIDE CORP NEW             COM NEW        00439T206      755     140,000 SH          SOLE        NONE        140,000    0     0
BP PLC                        SPONSORED ADR  055622104      529      12,500 SH          SOLE        NONE         12,500    0     0
BELO CORP                     COM SER A      080555105    1,057     107,500 SH          SOLE        NONE        107,500    0     0
DELPHI AUTOMOTIVE PLC         SHS            G27823106   56,397   1,270,192 SH          SOLE        NONE      1,270,192    0     0
DEX ONE CORP                  COM            25212W100    7,267   4,249,450 SH          SOLE        NONE      4,249,450    0     0
DYNEGY INC NEW DEL            COM            26817R108   20,634     860,100 SH          SOLE        NONE        860,100    0     0
FAIRPOINT COMMUNICATIONS INC  COM NEW        305560302    1,116     149,388 SH          SOLE        NONE        149,388    0     0
FORBES ENERGY SVCS LTD        COM            345143101      524     142,377 SH          SOLE        NONE        142,377    0     0
GANNETT INC                   COM            364730101   11,803     539,684 SH          SOLE        NONE        539,684    0     0
GENERAL MTRS CO               COM            37045V100   19,270     692,668 SH          SOLE        NONE        692,668    0     0
HAWAIIAN TELCOM HOLDCO INC    COM            420031106      577      25,000 SH          SOLE        NONE         25,000    0     0
LEAR CORP                     COM NEW        521865204   10,440     190,269 SH          SOLE        NONE        190,269    0     0
PRIMUS TELECOMMUNICATIONS GR  COM            741929301      455      41,211 SH          SOLE        NONE         41,211    0     0
REMY INTL INC                 COM            759663107    1,168      64,600 SH          SOLE        NONE         64,600    0     0
RENTECH INC                   COM            760112102    1,086     462,241 SH          SOLE        NONE        462,241    0     0
RESOLUTE FST PRODS INC        COM            76117W109   37,055   2,290,162 SH          SOLE        NONE      2,290,162    0     0
SUPERMEDIA INC                COM            868447103    6,369   1,645,653 SH          SOLE        NONE      1,645,653    0     0
VISTEON CORP                  COM NEW        92839U206   21,401     370,895 SH          SOLE        NONE        370,895    0     0
XERIUM TECHNOLOGIES INC       COM NEW        98416J118    2,095     385,101 SH          SOLE        NONE        385,101    0     0



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